AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Principal Amount	Value
Municipal Bonds - 100.7%
Alabama - 1.4%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,151,430
County of Jefferson 5.250%, 10/01/49	5,810,000	5,990,992

Total Alabama		14,142,422
Arizona - 1.3%
Arizona Board of Regents 5.000%, 08/01/31	3,400,000	3,751,680
City of Glendale 5.000%, 07/01/36	4,920,000	5,516,008
Maricopa County Industrial Development Authority, Series D,
5.000%, 12/01/40	2,150,000	2,305,591
5.000%, 12/01/41	1,000,000	1,064,683

Total Arizona		12,637,962
California - 2.6%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	921,201
San Francisco City & County Airport Commission, San Francisco International Airport, Series A,
5.000%, 05/01/32	3,000,000	3,191,775
5.000%, 05/01/34	5,010,000	5,194,812
5.000%, 05/01/35	5,800,000	6,000,213

University of California, Series BZ 5.000%, 05/15/37	5,000,000	5,660,408
University of California, Series CC 5.000%, 05/15/39	4,000,000	4,460,605

Total California		25,429,014
Colorado - 0.5%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,487,323
Connecticut - 3.2%
Connecticut State Health & Educational Facilities Authority,
5.000%, 07/01/31	6,205,000	6,678,705
5.000%, 07/01/33	2,750,000	2,951,037
5.000%, 07/01/34	3,100,000	3,307,181

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A 5.000%, 01/01/30	10,180,000	10,695,911
State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series B 5.000%, 10/01/35	7,500,000	7,856,126

Total Connecticut		31,488,960
	Principal Amount	Value
District of Columbia - 1.1%
District of Columbia, Series B,
5.000%, 06/01/31	$5,080,000	$5,363,134
5.000%, 08/01/35	5,000,000	5,619,726

Total District of Columbia		10,982,860
Florida - 5.8%
City of Tallahassee Consolidated Utility Systems, Series A 5.000%, 10/01/36	3,000,000	3,353,202
County of Miami-Dade Aviation Revenue, Series A 5.000%, 10/01/35	5,000,000	5,329,083
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,184,139
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,200,847
Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	4,995,000	4,903,107
Lee County Industrial Development Authority, Series 1 5.000%, 04/01/34	3,145,000	3,282,075
Miami-Dade County Educational Facilities Authority, Series B 5.250%, 04/01/36	5,000,000	5,637,145
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,623,722
Pasco County School Board 5.000%, 10/01/38	3,250,000	3,584,304
State Board of Administration Finance Corp., Series A 5.526%, 07/01/34	10,000,000	10,257,880

Total Florida		57,355,504
Hawaii - 1.1%
City & County Honolulu Wastewater System Revenue, Series A,
5.000%, 07/01/36[1]	3,500,000	3,949,301
5.000%, 07/01/37[1]	2,625,000	2,940,147
5.000%, 07/01/38[1]	3,755,000	4,175,769

Total Hawaii		11,065,217
Illinois - 11.4%
Chicago O'Hare International Airport, Series A 5.250%, 01/01/41	2,000,000	2,113,659
Chicago O'Hare International Airport, Senior Lien, Series A,
5.000%, 01/01/36	10,050,000	10,317,435
5.000%, 01/01/38	5,500,000	5,612,152

Chicago Transit Authority Sales Tax Receipts Fund, Series A,
5.000%, 12/01/43	3,000,000	3,139,093
5.000%, 12/01/44	5,000,000	5,215,489

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Illinois - 11.4% (continued)

Illinois Finance Authority, Series A,
4.000%, 08/15/37	$5,910,000	$5,644,830
5.000%, 04/01/34	3,500,000	3,926,932

Illinois Finance Authority, Series B 5.000%, 04/01/35	2,970,000	3,300,017
Illinois State Toll Highway Authority, Senior Revenue, Series A,
5.000%, 01/01/30	10,110,000	10,750,127
5.000%, 12/01/31	9,735,000	9,844,073
5.000%, 01/01/36	3,000,000	3,323,957

Metropolitan Water Reclamation District of Greater Chicago, Series A,
5.000%, 12/01/39	5,000,000	5,514,622
5.000%, 12/01/40	5,000,000	5,476,497

State of Illinois 5.000%, 02/01/33	7,255,000	7,849,711
State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/37	6,000,000	6,550,880
State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,098,788
State of Illinois, Series B,
5.000%, 05/01/34	10,000,000	10,674,806
5.250%, 05/01/42	2,000,000	2,117,474
5.250%, 05/01/45	2,000,000	2,087,574

Total Illinois		112,558,116
Indiana - 0.6%
Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,505,072
Iowa - 1.6%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	15,674,185
Kentucky - 4.0%
Kentucky State Property & Building Commission, Series A,
5.000%, 10/01/32	2,000,000	2,222,430
5.000%, 10/01/37	5,650,000	6,229,569
5.000%, 04/01/40	7,750,000	8,377,321
5.000%, 04/01/41	8,500,000	9,109,802

Kentucky State Property & Building Commission, Series B,
5.000%, 04/01/34[1]	6,310,000	7,047,175
5.000%, 04/01/35[1]	5,595,000	6,254,193

Total Kentucky		39,240,490
Louisiana - 2.0%
Louisiana Public Facilities Authority 5.500%, 09/01/54	2,500,000	2,595,591
Louisiana Stadium & Exposition District, Series A,
5.000%, 07/01/40	2,750,000	2,920,917
5.000%, 07/01/42	11,500,000	12,052,786

	Principal Amount	Value

State of Louisiana, Series A 5.000%, 09/01/30	$2,000,000	$2,113,257

Total Louisiana		19,682,551
Maryland - 2.1%
Maryland Stadium Authority 5.000%, 06/01/40	2,500,000	2,711,820
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	6,888,177
State of Maryland, Department of Transportation 5.000%, 09/01/29	10,205,000	10,666,497

Total Maryland		20,266,494
Massachusetts - 0.9%
Massachusetts Development Finance Agency 5.250%, 07/01/48	4,250,000	4,400,475
Massachusetts Development Finance Agency, Series N-1,
5.000%, 07/01/40	1,870,000	1,975,039
5.000%, 07/01/41	2,095,000	2,191,705

Total Massachusetts		8,567,219
Michigan - 0.4%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	3,500,000	3,588,127
Nebraska - 0.3%
Omaha Public Power District, Series B 5.000%, 02/01/36	3,000,000	3,331,002
New Jersey - 6.1%
New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,478,828
New Jersey Economic Development Authority, Series SSS,
5.250%, 06/15/36	3,000,000	3,339,005
5.250%, 06/15/37	2,000,000	2,215,319

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	4,500,000	4,638,912
New Jersey Transportation Trust Fund Authority, Series A,
5.250%, 06/15/41	2,700,000	2,891,719
5.250%, 06/15/42	2,500,000	2,661,390

New Jersey Transportation Trust Fund Authority, Series B,
5.000%, 06/15/30	6,255,000	6,776,670
5.000%, 06/15/31	7,615,000	8,306,705
5.000%, 06/15/32	5,750,000	6,242,027
5.000%, 06/15/33	6,000,000	6,467,694

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	2,920,856
New Jersey Transportation Trust Fund Authority, Series CC 5.000%, 06/15/40	2,000,000	2,136,455

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 6.1% (continued)

South Jersey Transportation Authority,
5.000%, 11/01/39	$1,150,000	$1,201,004
5.000%, 11/01/41	2,615,000	2,699,546

Total New Jersey		59,976,130
New York - 20.8%
City of New York 5.000%, 08/01/34	5,000,000	5,559,826
City of New York, Series C,
5.000%, 08/01/33	1,500,000	1,619,441
5.000%, 08/01/34	3,250,000	3,494,584

City of New York, Series C-1 5.000%, 09/01/40	5,000,000	5,417,333
City of New York, Series D 5.000%, 04/01/32	7,705,000	8,535,863
City of New York, Series F,
5.000%, 08/01/32	5,250,000	5,830,813
5.000%, 08/01/36	5,000,000	5,564,879

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,085,467
Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,272,803
Metropolitan Transportation Authority, Green Bond, Series B 5.000%, 11/15/27	9,225,000	9,693,297
Metropolitan Transportation Authority, Series A 5.000%, 11/15/37	7,460,000	8,094,667
Metropolitan Transportation Authority, Series F 5.000%, 11/15/28	4,760,000	4,807,669
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	5,080,000	5,347,036
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1,
5.000%, 05/01/40	2,500,000	2,678,965
5.000%, 05/01/41	3,000,000	3,191,496

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	7,000,000	7,501,700
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1,
5.000%, 11/01/32	2,000,000	2,194,726
5.000%, 02/01/39	4,000,000	4,292,170

New York City Transitional Finance Authority, Series 1,
5.000%, 11/01/34[1]	1,340,000	1,505,773
5.000%, 11/01/35[1]	1,000,000	1,122,899
5.000%, 11/01/36	2,000,000	2,232,455
5.000%, 11/01/37	2,000,000	2,208,849
5.000%, 11/01/39	4,000,000	4,368,525

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,973,099
	Principal Amount	Value

New York State Dormitory Authority, Series A,
5.000%, 03/15/31	$7,670,000	$8,135,617
5.000%, 03/15/33	3,200,000	3,536,577
5.000%, 03/15/40	5,250,000	5,675,283
5.000%, 03/15/41	9,340,000	10,002,871

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,467,314
New York State Urban Development Corp. 5.000%, 03/15/32	5,000,000	5,449,269
New York Transportation Development Corp.,
4.000%, 10/31/41	1,250,000	1,106,675
4.000%, 10/31/46	1,500,000	1,275,843
5.000%, 12/01/30	1,000,000	1,075,004
5.000%, 12/01/31	1,100,000	1,178,629
5.000%, 12/01/32	1,450,000	1,548,190
5.000%, 12/01/33	1,000,000	1,063,824
5.000%, 12/01/36	10,000,000	10,332,384
5.250%, 06/30/49	5,000,000	5,111,083
6.000%, 06/30/54	3,000,000	3,189,475

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	2,010,000	2,021,858
New York Transportation Development Corp., Series A 5.500%, 12/31/54	4,500,000	4,680,173
Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	5,000,000	5,290,542
Triborough Bridge & Tunnel Authority, Series A,
5.000%, 12/01/41	1,200,000	1,300,104
5.000%, 12/01/42	2,000,000	2,135,318
5.000%, 12/01/43	1,500,000	1,591,511

Triborough Bridge & Tunnel Authority, Series C 5.000%, 11/15/36	10,000,000	11,097,270

Total New York		204,859,149
North Carolina - 2.1%
County of Union Enterprise System Revenue,
1.750%, 06/01/34	3,300,000	2,586,559
1.750%, 06/01/35	4,225,000	3,225,452
1.850%, 06/01/36	4,315,000	3,244,446
2.125%, 06/01/40	3,350,000	2,417,215

North Carolina Turnpike Authority, Series A, (AGM) 5.000%, 01/01/58	9,000,000	9,259,477

Total North Carolina		20,733,149
Ohio - 1.4%
Columbus Regional Airport Authority, Series A,
5.000%, 01/01/34	1,300,000	1,399,552
5.000%, 01/01/35	1,200,000	1,292,419
5.000%, 01/01/36	2,500,000	2,678,483

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,975,000	2,882,770

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Ohio - 1.4% (continued)

Ohio State General Obligation, Series T 5.000%, 05/01/30	$5,000,000	$5,200,494

Total Ohio		13,453,718
Oklahoma - 0.9%
Oklahoma Turnpike Authority, Series B,
5.000%, 01/01/39[1]	2,650,000	2,877,281
5.000%, 01/01/40[1]	2,115,000	2,270,923
5.000%, 01/01/41[1]	1,750,000	1,859,753
5.000%, 01/01/42[1]	2,000,000	2,111,358

Total Oklahoma		9,119,315
Pennsylvania - 3.7%
Allegheny County Airport Authority, Series A,
5.000%, 01/01/31	1,350,000	1,434,085
5.000%, 01/01/32	2,215,000	2,338,167

City of Philadelphia PA Water & Wastewater Revenue, Series C, (AGC) 5.000%, 09/01/32	2,685,000	2,990,710
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,188,305
Hospitals & Higher Education Facilities Authority of Philadelphia, (AGM)
4.000%, 07/01/38	2,500,000	2,432,097
4.000%, 07/01/39	2,000,000	1,922,861

Pennsylvania Economic Development Financing Authority,
5.250%, 06/30/35	3,000,000	3,199,312
5.750%, 06/30/48	6,000,000	6,329,620

Pennsylvania Economic Development Financing Authority, Series B 5.000%, 03/15/39[1]	1,020,000	1,086,841
Pennsylvania Housing Finance Agency, Series 146A 4.500%, 10/01/44	6,500,000	6,390,945

Total Pennsylvania		36,312,943
Rhode Island - 0.4%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	4,300,000	4,452,652
South Carolina - 1.8%
Richland County School District No 2, Series A, (South Carolina School District)
2.000%, 03/01/38	6,190,000	4,609,977
2.000%, 03/01/39	10,080,000	7,305,983

South Carolina Public Service Authority, Series B,
5.000%, 12/01/41	2,250,000	2,390,377
5.000%, 12/01/43	3,725,000	3,910,383

Total South Carolina		18,216,720
Tennessee - 0.6%
City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	6,375,009
	Principal Amount	Value
Texas - 15.0%
Central Texas Turnpike System, Series C,
5.000%, 08/15/39	$2,500,000	$2,680,454
5.000%, 08/15/40	1,500,000	1,601,520
5.000%, 08/15/41	1,500,000	1,590,985
5.000%, 08/15/42	1,000,000	1,053,312

City of Austin Electric Utility Revenue 5.000%, 11/15/35	5,000,000	5,520,214
City of Corpus Christi Utility System, Junior Lien Revenue Improvement 5.000%, 07/15/29	3,125,000	3,301,312
City of Houston Airport System, Series A,
4.000%, 07/01/35	1,100,000	1,084,881
4.000%, 07/01/36	1,100,000	1,078,939
5.000%, 07/01/34	2,835,000	2,979,914

City of Houston, Series A,
5.000%, 03/01/40	2,000,000	2,157,647
5.000%, 03/01/41	2,500,000	2,674,181
5.000%, 03/01/42	2,245,000	2,381,968

City of San Antonio Electric & Gas Systems Revenue, Series A,
5.000%, 02/01/35	1,000,000	1,113,890
5.000%, 02/01/36	1,000,000	1,104,948

City of San Antonio Electric & Gas Systems Revenue, Series D 5.000%, 02/01/39	6,455,000	6,970,072
City of San Antonio Electric & Gas Systems, Series A,
5.000%, 02/01/31	10,715,000	11,768,547
5.000%, 02/01/34	5,460,000	6,070,886
5.000%, 02/01/35	3,000,000	3,310,189
5.000%, 02/01/37	3,010,000	3,197,316
5.000%, 02/01/38	2,985,000	3,154,374

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	5,000,000	5,568,140
County of Harris Toll Road Revenue, Series A 5.000%, 08/15/36	4,000,000	4,445,986
Denton Independent School District, (PSF-GTD) 5.000%, 08/15/33	5,000,000	5,632,771
Harris County-Houston Sports Authority, Series B, (AGC) 5.000%, 11/15/44	2,115,000	2,194,483
Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	8,813,492
Leander Independent School District, (PSF-GTD) 5.000%, 02/15/32	6,795,000	7,566,137
Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,578,102
North Texas Municipal Water District Water System Revenue Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,535,058
North Texas Tollway Authority, 2nd Tier, Series B 5.000%, 01/01/32	3,010,000	3,084,717

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Texas - 15.0% (continued)

North Texas Tollway Authority, Series A 5.250%, 01/01/38	$4,500,000	$4,892,211
North Texas Tollway Authority, Series B 5.000%, 01/01/33	7,735,000	8,586,149
Prosper Independent School District, Series A, (PSF-GTD)
1.750%, 02/15/34	3,565,000	2,832,338
1.750%, 02/15/35	5,155,000	3,989,753

Texas Private Activity Bond Surface Transportation Corp.,
5.500%, 06/30/41	1,000,000	1,049,026
5.500%, 06/30/42	1,000,000	1,045,562
5.500%, 06/30/43	1,000,000	1,043,198

Texas Private Activity Bond Surface Transportation Corp., Series A,
4.000%, 12/31/37	5,000,000	4,833,904
4.000%, 12/31/38	3,735,000	3,578,065

Total Texas		148,064,641
Utah - 2.0%
Intermountain Power Agency,
5.000%, 07/01/33	3,500,000	3,807,240
5.000%, 07/01/34	3,500,000	3,785,090

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,625,163
Salt Lake City Corp. Airport Revenue, Series A 5.000%, 07/01/30	6,585,000	6,855,102

Total Utah		20,072,595
Virginia - 0.6%
Virginia Small Business Financing Authority,
4.000%, 01/01/37	3,000,000	2,890,846
4.000%, 01/01/38	3,000,000	2,866,378

Total Virginia		5,757,224
Washington - 2.7%
Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,385,804
State of Washington, Series B 5.000%, 08/01/31	4,680,000	4,787,968
	Principal Amount	Value

State of Washington, Series R 5.000%, 07/01/30	$6,750,000	$7,408,408
University of Washington, Series A 5.000%, 04/01/37	5,000,000	5,568,888
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,388,053

Total Washington		26,539,121
West Virginia - 1.5%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	5,717,545
West Virginia Parkways Authority,
5.000%, 06/01/37	1,750,000	1,881,213
5.000%, 06/01/38	2,000,000	2,138,779
5.000%, 06/01/39	5,150,000	5,487,262

Total West Virginia		15,224,799
Wisconsin - 0.8%
State of Wisconsin Transportation, Series 2 5.000%, 07/01/29	8,000,000	8,349,226

Total Municipal Bonds (Cost $1,028,961,543)		993,508,909
Short-Term Investments - 2.2%
Repurchase Agreements - 2.2%
Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $22,116,519 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $22,556,314)	22,114,000	22,114,000

Total Short-Term Investments (Cost $22,114,000)		22,114,000
Total Investments - 102.9% (Cost $1,051,075,543)		1,015,622,909
Other Assets, less Liabilities - (2.9)%		(28,448,196)
Net Assets - 100.0%		$987,174,713

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2025, amounted to $37,201,414, or 3.8% of net assets.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
PSF-GTD	Permanent School Fund Guaranteed

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$993,508,909	—	$993,508,909
Short-Term Investments
Repurchase Agreements	—	22,114,000	—	22,114,000
Total Investments in Securities	—	$1,015,622,909	—	$1,015,622,909

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.